VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

16.	VESSELS AND EQUIPMENT, NET

	Year Ended December 31, 2019
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	3,447,464	45,771	133,316	11,497	3,638,048
Additions	6,268	—	29,557	159	35,984
Write-offs (2)	(24,415)	—	(22,135)	(3,258)	(49,808)
As of December 31	3,429,317	45,771	140,738	8,398	3,624,224

Depreciation, amortization and impairment
As of January 1	(331,477)	(3,392)	(26,039)	(5,761)	(366,669)
Charge for the year (3)	(93,084)	(5,714)	(12,530)	(1,236)	(112,564)
Impairment (1)	(34,250)	—	—	—	(34,250)
Write-offs (2)	24,415	—	22,135	3,258	49,808
As of December 31	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)

Net book value as at December 31	2,994,921	36,665	124,304	4,659	3,160,549

	Year Ended December 31, 2018
(in thousands of $)	Vessels and equipment	Mooring equipment	Drydocking expenditure	Office equipment	Total
Cost
As of January 1	2,383,993	—	37,352	9,791	2,431,136
Additions	3,639	—	4,681	2,984	11,304
Transfer from asset under development (4)	1,150,660	45,771	100,000	—	1,296,431
Transfer to asset under development	(90,828)	—	—	—	(90,828)
Write-offs (2)	—	—	(8,717)	(1,278)	(9,995)
As of December 31	3,447,464	45,771	133,316	11,497	3,638,048

Depreciation, amortization and impairment
As of January 1	(323,883)	—	(24,337)	(5,857)	(354,077)
Charge for the year (3)	(78,422)	(3,392)	(10,419)	(1,182)	(93,415)
Transfer to asset under development	70,828	—	—	—	70,828
Write-offs (2)	—	—	8,717	1,278	9,995
As of December 31	(331,477)	(3,392)	(26,039)	(5,761)	(366,669)

Net book value as at December 31	3,115,987	42,379	107,277	5,736	3,271,379

(1) In March 2019, we entered into a number of contracts relating to the conversion and subsequent disposal of the Golar Viking, which triggered an impairment assessment as it was considered probable to be disposed of significantly before the end of its useful economic life. This resulted in an impairment charge of $34.3 million, which represents the write down of the Golar Viking asset to its fair value. Fair value is based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market.

(2) Write-offs relates to fully depreciated and amortized assets.
(3) Depreciation and amortization charge for the years ended December 31, 2019 and 2018, excludes $0.5 million and, $0.3 million respectively, of amortization charged to non-current assets in relation to the Cameroon License fee.
(4) On completion of the Hilli FLNG conversion and commissioning, we reclassified the total balance from "Asset under development" in our consolidated balance sheet as of December 31, 2018. Capitalized interest costs of $148.1 million are included in the cost amounts above as of December 31, 2018.

The following table presents the market values and carrying values of our vessels that we have determined to have market values that are less than their carrying values as of December 31, 2019. However, based on the estimated future undiscounted cash flows of these vessels, which are significantly greater than the respective carrying values, no impairment was recognized.

(in millions of $)

Vessel	2019 Market value (1)	2019 Carrying value	Deficit
Golar Arctic	64.0	136.4	(72.4)
Golar Bear	174.0	184.2	(10.2)
Golar Crystal	172.0	178.6	(6.6)
Golar Frost	174.0	187.0	(13.0)
Golar Glacier	175.0	182.9	(7.9)
Golar Ice	178.0	190.2	(12.2)
Golar Kelvin	177.0	184.4	(7.4)
Golar Snow	179.0	192.0	(13.0)
Golar Viking	73.0	75.8	(2.8)
(1) Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.

Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.